Operating Segment Information (Details 3) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Reconciliation of separately identified recorded segment assets to consolidated total assets:
Total assets	$ 756,450	$ 606,412	$ 492,517
Operating Segments [Member]
Reconciliation of separately identified recorded segment assets to consolidated total assets:
Total assets	456,738	352,988	300,739
Unallocated Amount to Segment [Member]
Reconciliation of separately identified recorded segment assets to consolidated total assets:
Total assets	$ 299,712	$ 253,424	$ 191,778